Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2019
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	8.50%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	91.50%
Other
Funds managed by trust
Weighted-average asset allocation	0.00%